Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands		Jun. 30, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents		$ 2,127	$ 4,101
Restricted deposits		33	29
Prepaid expenses and other receivables		758	604
Inventory		1,237	1,568
TOTAL CURRENT ASSETS		4,155	6,302
NON-CURRENT ASSETS:
Restricted deposits		91	86
Operating lease right-of-use assets, net		365	560
Property, plant and equipment, net		4,613	4,892
Investment in joint venture		116	74
TOTAL NON-CURRENT ASSETS		5,185	5,612
TOTAL ASSETS		9,340	11,914
CURRENT LIABILITIES:
Trade payables		333	276
Deferred revenue		667	387
Other payables		1,909	1,632
Current maturities of operating lease liabilities		294	501
TOTAL CURRENT LIABILITIES		3,203	2,796
NON-CURRENT LIABILITIES:
European Investment Bank (“EIB”) Loan		4,885	4,303
Share based payment liability			300
Warrants’ liability		4	10
Operating lease liabilities		55	19
TOTAL NON-CURRENT LIABILITIES		4,944	4,632
COMMITMENTS (Note 6)
TOTAL LIABILITIES		8,147	7,428
SHAREHOLDERS’ EQUITY:
Ordinary Shares, no par value - Authorized 150,000,000 and 15,000,000 as of June 30, 2025 and December 31, 2024, respectively; Issued and outstanding 2,727,048 and 1,618,958 as of June 30, 2025 and December 31, 2024, respectively	[1]	124	124
Additional paid in capital		112,776	108,615
Foreign currency cumulative translation reserve		(2,053)	(2,053)
Accumulated deficit		(109,654)	(102,200)
TOTAL SHAREHOLDERS’ EQUITY		1,193	4,486
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		$ 9,340	$ 11,914

[1]	Post reverse split, see Note 5A.